RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Due from related parties	$ 1,625	$ 1,404
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	754	652
Financial instrument assets	272	220
Due from related parties	1,625	1,413
Long-term receivables	80	56
Total	$ 2,731	$ 2,341